Cost Of Operations, Excluding Depreciation And Amortization (Tables)	12 Months Ended
Dec. 31, 2020
Cost Of Operations Excluding Depreciation And Amortization [Abstract]
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization

	2020 $	2019 $

Employee compensation	84,038,371	85,899,654
Reading fees	37,817,457	35,243,843
Rent and utilities	30,203,346	26,332,049
Third party services and professional fees	21,706,906	19,084,397
Administrative	12,875,606	12,459,281
Medical supplies and other	11,161,702	8,783,377

	197,803,388	187,802,601